AFD
--------------------------------------------------------------------------------
                                    EXCHANGE
--------------------------------------------------------------------------------
                                    RESERVES
--------------------------------------------------------------------------------

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001

LETTER TO SHAREHOLDERS                                     AFD Exchange Reserves
================================================================================

October 25, 2001

Dear Shareholder:

This report provides an overview of economic conditions during AFD Exchange Reserves' annual reporting period ended September 30, 2001. AFD Exchange Reserves (the "Fund") serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

ECONOMIC COMMENTARY

The U.S. economy has been slowing since the middle of 2000, nearly reaching a halt in the second quarter as gross domestic product (GDP) slowed to a 0.2% annual growth rate. Risk of a recession in the U.S. has risen dramatically after the massive terrorist attacks on September 11. The U.S. Federal Reserve slashed interest rates nine times this year to 2.5%--the lowest funds rate target since 1962 and its most aggressive easing in 11 years.

Although consumer spending was up earlier in the year, it tightened early in the third quarter, and with increases in unemployment, it could continue to decrease. Consumer confidence fell sharply at the end of the third quarter, reflecting the already weak economic conditions prior to September 11 and the uncertainty of the economic future in the aftermath of the attacks. The housing sector continues to slow, as the increase in the unemployment rate has reduced home buying activity. The absence of a strong housing market and consumer confidence could be detrimental to the U.S. economy, since they have been the two factors, which in the past, have kept a recession at bay.

Historically, sharp declines in risk-taking and spending tend to last only short periods of time before a recovery occurs. In light of the September 11 terrorist attacks and the uncertainty regarding what will happen next, it is even more difficult to predict when the U.S and world markets might turn around. Volatility should continue through the end of the year as the global economy reacts to future events.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President

--------------------------------------------------------------------------------

An investment in the Fund is not (i) insured or guaranteed by the U.S. government, (ii) a deposit or obligation of, or guaranteed or endorsed by any bank, or (iii) federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2001                                         AFD Exchange Reserves
================================================================================

 Principal
  Amount
   (000)    Security                            Yield                     Value
--------------------------------------------------------------------------------
            COMMERCIAL
            PAPER-52.3%
            Abbott Laboratories
$     2,806 10/11/01.......................      3.50%           $    2,803,272
            American Express Co.
     12,000 11/15/01 (a)...................      2.55                11,961,750
            Banc One Financial
            Corp.
     14,000 10/25/01 (a)...................      2.72                13,974,613
            Bemis Co., Inc.
     11,000 10/12/01.......................      3.00                10,989,917
            Bristol Myers Squibb Co.
     40,200 10/29/01.......................      2.65                40,117,143
            Caterpillar Financial
            Services, Ltd.
     12,000 10/18/01.......................      3.50                11,980,167
            CDC Commercial Paper
     50,000 10/01/01.......................      3.38                50,000,000
            Eksportfinans ASA
     40,000 10/02/01.......................      3.30                39,996,333
            Equilon Enterprises LLC
      8,000 11/13/01.......................      2.58                 7,975,347
      7,000 10/17/01.......................      3.48                 6,989,173
            General Dynamics Corp.
     12,000 10/30/01 (a)...................      2.65                11,974,383
            General Electric Capital
            Corp.
     30,000 11/15/01.......................      2.86                29,892,750
            Goldman Sachs Group
            L.P.
     14,000 10/22/01 (a)...................      2.95                13,975,908
            Household Finance
            Corp.
     14,000 10/19/01.......................      2.98                13,979,140
            KFW International
            Finance, Inc.
     30,000 10/01/01.......................      3.40                30,000,000
            Marsh & McLennan
            Cos., Inc.
     12,000 10/26/01 (a)...................      3.48                11,971,000
            Merck & Co., Inc.
     50,000 10/12/01 (a)...................      3.00                49,954,167
            National Rural Utility
            Corp.
     12,000 11/08/01.......................      2.60                11,967,067
            Pfizer, Inc.
     42,000 11/30/01 (a)...................      2.50                41,825,000
            Rabobank Nederland
     50,000 10/01/01.......................      3.37                50,000,000
            Salomon Smith Barney,
            Inc.
     16,600 10/01/01.......................      3.25                16,600,000
            Suntrust Banks, Inc.
     12,000 11/13/01.......................      2.58                11,963,020
            Toyota Motor Credit
            Corp.
     30,000 10/29/01 (a)...................      2.98                29,930,467
            UBS Finance, Inc.
     50,000 10/01/01.......................      3.45                50,000,000
            United Parcel Service,
            Inc.
     61,900 10/01/01 (a)...................      3.33                61,900,000
            Verizon Network Funding
     12,000 10/10/01.......................      3.60                11,989,200
                                                                 --------------
            Total Commercial Paper
            (amortized cost
            $644,709,817)..................                         644,709,817
                                                                 --------------
            U.S. GOVERNMENT
            AGENCY
            OBLIGATIONS-52.0%
            Federal Farm Credit
            Bank
      2,640 11/09/01.......................      3.34                 2,630,448
            Federal Home Loan
            Bank
     25,605 11/21/01.......................      2.15                25,527,011
            Federal Home Loan
            Mortgage Corp.
     12,605 10/02/01.......................      2.00                12,604,300
      3,000 10/19/01.......................      2.05                 2,996,925
      9,000 11/06/01.......................      2.55                 8,977,050
     35,646 12/28/01.......................      3.31                35,357,584
      8,308 12/31/01.......................      3.34                 8,237,858
     30,000 11/21/01.......................      3.35                29,857,625
      2,252 10/23/01.......................      3.38                 2,247,348
     65,000 10/30/01.......................      3.40                64,821,972
     35,000 10/25/01.......................      3.53                34,917,750
     50,000 12/14/01.......................      3.54                50,127,818

                                                           AFD Exchange Reserves
================================================================================

 Principal
  Amount
   (000)    Security                            Yield                     Value
--------------------------------------------------------------------------------
            Federal National
            Mortgage
            Association
$   109,595 12/20/01 ......................      2.18%           $  109,064,073
     25,000 9/27/02 FRN....................      2.52                24,982,751
     25,000 3/27/03 FRN....................      2.52                24,970,473
     25,000 3/22/02 FRN....................      2.90                25,000,000
      3,800 10/24/01 ......................      3.00                 3,792,717
      4,200 11/01/01 ......................      3.33                 4,187,957
     45,843 11/15/01 ......................      3.35                45,649,782
     40,000 11/29/01 ......................      3.35                39,780,389
      7,000 10/25/01 ......................      3.42                 6,984,040
     36,000 12/14/01 ......................      3.62                35,732,120
     43,000 11/09/01 ......................      3.82                43,119,975
                                                                 --------------
            Total U.S. Government
            Agency Obligations
            (amortized cost
            $641,567,966)..................                         641,567,966
                                                                 --------------
            CERTIFICATE OF
            DEPOSIT-1.7%
     21,000 State Street Bank &
            Trust Co.
            3.45%, 10/23/01
            (amortized cost
            $21,000,000)...................      3.45                21,000,000
                                                                 --------------
            TOTAL
            INVESTMENTS-106.0%
            (amortized cost
            $1,307,277,783) ...............                      $1,307,277,783
            Other assets less
            liabilities-(6.0%).............                         (73,576,397)
                                                                 --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            664,433,314 Class A shares;
            386,010,170 Class B shares;
            113,372,861 Class C shares
            and 69,834,507 Advisor Class
            shares outstanding)............                      $1,233,701,386
                                                                 ==============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $247,467,288, representing 20.1% of net assets.

      Glossary:

      FRN - Floating Rate Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2001                              AFD Exchange Reserves
================================================================================

INVESTMENT INCOME
   Interest ........................................                 $44,403,034
EXPENSES
   Advisory fee ....................................   $ 2,226,126
   Distribution fee - Class A ......................     2,626,255
   Distribution fee - Class B ......................     2,447,123
   Distribution fee - Class C ......................       724,967
   Transfer agency .................................     1,107,828
   Registration fees ...............................       265,728
   Custodian .......................................       219,418
   Printing ........................................       117,020
   Administrative ..................................       106,000
   Audit and legal .................................        48,569
   Trustees' fees ..................................        15,500
   Miscellaneous ...................................        14,450
                                                       -----------
   Total expenses ..................................                   9,918,984
                                                                     -----------
   Net investment income ...........................                  34,484,050
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ....                       5,283
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........                 $34,489,333
                                                                     ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                         AFD Exchange Reserves
================================================================================

                                                   Year Ended      Year Ended
                                                  September 30,   September 30,
                                                      2001             2000
                                                 ==============   =============

INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................  $   34,484,050   $  35,799,235
   Net realized gain on investment transactions           5,283          38,934
                                                 --------------   -------------
   Net increase in net assets from operations .      34,489,333      35,838,169
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..................................     (21,470,906)    (21,378,152)
     Class B ..................................      (8,394,429)     (9,518,947)
     Class C ..................................      (3,723,485)     (4,661,494)
     Advisor Class ............................        (895,230)       (240,642)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase ...............................     253,846,713     282,748,013
                                                 --------------   -------------
   Total increase .............................     253,851,996     282,786,947
NET ASSETS
   Beginning of period ........................     979,849,390     697,062,443
                                                 --------------   -------------
   End of period ..............................  $1,233,701,386   $ 979,849,390
                                                 ==============   =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001                                         AFD Exchange Reserves
================================================================================

NOTE A: Significant Accounting Policies

AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset

                                                           AFD Exchange Reserves
================================================================================

value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and other Transactions with Affiliates

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2001, such reimbursements totaled $106,000.

For the year ended September 30, 2001, the Fund's expenses were reduced by $17,141 under an expense offset arrangement with Alliance Global Investor Services, Inc. (formerly, Alliance Fund Services, Inc.).

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $151,413 from the sales of Class A shares and $2,606,206, $1,408,188, and $245,779 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended September 30, 2001.

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $911,550 for the year ended September 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At September 30, 2001, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. Also, the Fund had accumulated undistributed realized gains of $50,534.

NOTES TO FINANCIAL STATEMENTS (continued)                  AFD Exchange Reserves
================================================================================

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At September 30, 2001, capital paid-in aggregated $1,233,650,852. Transactions, all at $1.00 per share, were as follows:

                                              ----------------------------------
                                                           CLASS A
                                              ----------------------------------
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2001               2000
                                              ===============    ===============
Shares sold ...............................    16,140,684,024     23,131,444,029
Shares issued on reinvestments of dividends        21,470,906         21,378,152
Shares converted from Class B .............         1,513,297          4,284,931
Shares redeemed ...........................   (16,179,695,884)   (22,766,332,226)
                                              ---------------    ---------------
Net increase (decrease) ...................       (16,027,657)       390,774,886
                                              ===============    ===============

                                              ----------------------------------
                                                           CLASS B
                                              ----------------------------------
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2001               2000
                                              ===============    ===============
Shares sold ...............................       618,421,776        649,983,177
Shares issued on reinvestments of dividends         8,394,429          9,518,947
Shares converted to Class A ...............        (1,513,297)        (4,284,931)
Shares redeemed ...........................      (408,066,500)      (753,934,690)
                                              ---------------    ---------------
Net increase (decrease) ...................       217,236,408        (98,717,497)
                                              ===============    ===============

                                              ----------------------------------
                                                           CLASS C
                                              ----------------------------------
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2001               2000
                                              ===============    ===============
Shares sold ...............................     1,066,874,434      3,783,586,471
Shares issued on reinvestments of dividends         3,723,485          4,661,494
Shares redeemed ...........................    (1,086,008,108)    (3,787,767,837)
                                              ---------------    ---------------
Net increase (decrease) ...................       (15,410,189)           480,128
                                              ===============    ===============

                                              ----------------------------------
                                                        ADVISOR CLASS
                                              ----------------------------------
                                                Year Ended         Year Ended
                                               September 30,      September 30,
                                                   2001               2000
                                              ===============    ===============
Shares sold ...............................        72,371,760        275,642,828
Shares issued on reinvestments of dividends           895,230            240,642
Shares redeemed ...........................        (5,218,839)      (285,672,974)
                                              ---------------    ---------------
Net increase (decrease) ...................        68,048,151         (9,789,504)
                                              ===============    ===============

FINANCIAL HIGHLIGHTS                                       AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       ------------------------------------------------------------
                                                                                 CLASS A
                                                       ------------------------------------------------------------
                                                                          Year Ended September 30,
                                                       ============================================================
                                                         2001         2000         1999         1998         1997
                                                       ========     ========     ========     ========     ========
Net asset value, beginning of period ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       --------     --------     --------     --------     --------
Income from Investment Operations
Net investment income ..............................      .0414        .0511        .0408        .0454        .0411
                                                       --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...............     (.0414)      (.0511)      (.0408)      (.0454)      (.0411)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (a)       4.23%        5.24%        4.16%        4.64%        4.19%

Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    664     $    680     $    290     $    168     $     41
Ratio of expenses to average net assets ............        .96%         .99%         .99%        1.06%        1.38%
Ratio of net investment income to average net assets       4.09%        5.14%        4.06%        4.56%        4.10%

                                                       ------------------------------------------------------------
                                                                                 CLASS B
                                                       ------------------------------------------------------------
                                                                          Year Ended September 30,
                                                       ============================================================
                                                         2001         2000         1999         1998         1997
                                                       ========     ========     ========     ========     ========
Net asset value, beginning of period ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       --------     --------     --------     --------     --------
Income from Investment Operations
Net investment income ..............................      .0364        .0461        .0357        .0404        .0361
                                                       --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...............     (.0364)      (.0461)      (.0357)      (.0404)      (.0361)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (a)       3.71%        4.72%        3.64%        4.13%        3.67%

Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    386     $    169     $    267     $    152     $     74
Ratio of expenses to average net assets ............       1.47%        1.50%        1.50%        1.58%        1.88%
Ratio of net investment income to average net assets       3.43%        4.54%        3.57%        4.05%        3.61%

--------------------------------------------------------------------------------

See footnote summary on page 10.

FINANCIAL HIGHLIGHTS (continued)                           AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                       ------------------------------------------------------------
                                                                                 CLASS C
                                                       ------------------------------------------------------------
                                                                          Year Ended September 30,
                                                       ============================================================
                                                         2001         2000         1999         1998         1997
                                                       ========     ========     ========     ========     ========
Net asset value, beginning of period ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       --------     --------     --------     --------     --------
Income from Investment Operations
Net investment income ..............................      .0389        .0486        .0383        .0430        .0386
                                                       --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...............     (.0389)      (.0486)      (.0383)      (.0430)      (.0386)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (a)       3.97%        4.98%        3.90%        4.39%        3.93%

Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    113     $    129     $    128     $    125     $     24
Ratio of expenses to average net assets ............       1.22%        1.24%        1.24%        1.29%        1.61%
Ratio of net investment income to average net assets       3.85%        4.85%        3.86%        4.34%        3.90%

                                                       -----------------------------------------------------------------
                                                                               ADVISOR CLASS
                                                       -----------------------------------------------------------------
                                                                                                            January 30,
                                                                                                              1997(b)
                                                                   Year Ended September 30,                      to
                                                       ===============================================     September 30,
                                                         2001         2000         1999         1998            1997
                                                       ========     ========     ========     ========     =============
Net asset value, beginning of period ...............   $   1.00     $   1.00     $   1.00     $   1.00        $   1.00
                                                       --------     --------     --------     --------        --------
Income from Investment Operations
Net investment income ..............................      .0464        .0561        .0458        .0505           .0254
                                                       --------     --------     --------     --------        --------
Less: Dividends
Dividends from net investment income ...............     (.0464)      (.0561)      (.0458)      (.0505)         (.0254)
                                                       --------     --------     --------     --------        --------
Net asset value, end of period .....................   $   1.00     $   1.00     $   1.00     $   1.00        $   1.00
                                                       ========     ========     ========     ========        ========
Total Return
Total investment return based on net asset value (a)       4.75%        5.77%        4.68%        5.18%           3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands) ...........   $ 69,835     $  1,787     $ 11,576     $  3,240        $     35
Ratio of expenses to average net assets ............        .47%         .47%         .49%         .55%            .88%(c)
Ratio of net investment income to average net assets       3.76%        5.53%        4.57%        5.08%           4.15%(c)


--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Commencement of distribution.

(c)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                          AFD Exchange Reserves
================================================================================

To the Board of Trustees and Shareholders of AFD Exchange Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFD Exchange Reserves (the "Fund") at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended September 30, 1998, were audited by other independent accountants whose report dated October 16, 1998 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
October 26, 2001

                                                           AFD Exchange Reserves
================================================================================

AFD Exchange Reserves

1345 Avenue of the Americas
New York, NY 10105
Toll-free (800) 221-5672

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

                                                                        AFDAR901